Document And Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	FORTINET, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34511
Entity Tax Identification Number	77-0560389
Entity Address, Address Line One	909 Kifer Road
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94086
City Area Code	408
Local Phone Number	235-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	FTNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001262039
Amendment Flag	false